Stockholders' Equity - Outstanding Convertible Preferred Stock (Parenthetical) (Detail) - Authy, Inc. - Preferred Stock - Series T Preferred Stock - USD ($) $ in Millions		12 Months Ended
	Feb. 23, 2015	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Class of Stock [Line Items]
Shares held in escrow (in shares)	180,000	687,885	617,634	687,885
Shares issued as part of purchase price for acquisition	389,733
Shares issued as part of purchase price for acquisition, fair value	$ 3.1
Subject to graded vesting.
Class of Stock [Line Items]
Shares held in escrow (in shares)		507,885
Vesting period		3 years 7 months 6 days
Shares held in escrow, fair value		$ 4.0
Subject to performance conditions.
Class of Stock [Line Items]
Shares held in escrow (in shares)		127,054